Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Accounting Policies	ACCOUNTING POLICIES
Basis of accounting

These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2025, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2025, filed with the U.S. Securities and Exchange Commission on March 26, 2026.

Significant accounting policies

The accounting policies adopted in the preparation of these unaudited condensed consolidated financial statements for the six months ended June 30, 2026 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2025.

Use of estimates
The preparation of our unaudited condensed consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. We base our estimates, judgments and assumptions on our historical experience and on information that we believe to be reasonable under the circumstances at the time they are made. Estimates and assumptions about future events and their effects cannot be perceived with certainty and these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from these estimates. Estimates are used for, but are not limited to, determining the recoverability of our vessels, our assets under development, the accounting for the LOA for the FLNG Gimi, including determining the allocation of consideration between lease and non-lease components and the fair value of underlying assets in sales-type lease arrangements, and the valuation of our oil and gas derivative instruments. In assessing the recoverability of our vessels and assets under development carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, hire rates and vessel operating expenses including redeployment costs and drydocking requirements.